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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamalpais Asset Management LP
Address: 3 Harbor Dr Ste. 204
         Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Darren Huber
Title: Chief Compliance Officer
Phone: 415-289-3606

Signature, Place, and Date of Signing:


           /s/ Darren Huber                Sausalito, CA        April 29, 2009
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         46

Form 13F Information Table Value Total:   $142,818
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                                                                      FORM 13F INFORMATION TABLE
               COLUMN 1                     COLUMN 2      COLUMN 3 COLUMN 4       COLUMN 5     COLUMN 6  COLUMN 7    COLUMN 8
--------------------------------------- ---------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                                                                  VOTING AUTHORITY
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------
           NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
AMERICAN INTL GROUP INC                 UNIT 99/99/9999  026874115  $  231    42,636 PRN      SOLE                SOLE
ALCATEL LUCENT TECHNOLOGIES INC         DBCV 2.875% 6/1  549463AH0  $3,151     6,500 PRN      SOLE                SOLE
ARRIS GROUP INC                         NOTE 2.000% 11/1 04269QAC4  $3,813     5,000 PRN      SOLE                SOLE
BARRICK GOLD CORP/PLACER DOME INC       DBCV 2.750% 10/1 725906AK7  $5,650     4,000 PRN      SOLE                SOLE
BARRETT BILL CORP                       NOTE 5.000% 3/1  06846NAA2  $4,939     6,035 PRN      SOLE                SOLE
BRISTOW GROUP INC                       PFD CNV 5.50%    110394400  $2,135    70,000 PRN      SOLE                SOLE
CERADYNE INC                            NOTE 2.875% 12/1 156710AA3  $4,941     6,112 PRN      SOLE                SOLE
CIENA CORP                              NOTE 0.250% 5.0  171779AB7  $3,911     6,500 PRN      SOLE                SOLE
COEUR DALENE MINES CORP IDA             NOTE 1.250% 1/1  192108AQ1  $2,570     4,000 PRN      SOLE                SOLE
COEUR DALENE MINES CORP IDA             NOTE 3.250% 3/1  192108AR9  $5,082    10,800 PRN      SOLE                SOLE
CONEXANT SYSTEMS INC                    NOTE 4.000% 3/0  207142AH3  $1,981     8,927 PRN      SOLE                SOLE
EASTMAN KODAK CO                        NOTE 3.375% 10/1 277461BE8  $2,335     3,023 PRN      SOLE                SOLE
ENERSYS                                 NOTE 3.375% 6/0  29275YAA0  $5,080     8,000 PRN      SOLE                SOLE
EURONET WORLDWIDE INC                   NOTE 3.500% 10/1 298736AF6  $3,967     5,485 PRN      SOLE                SOLE
GENERAL MTRS CORP                       DEB SR CONV B    370442733  $1,117   428,052 PRN      SOLE                SOLE
GENERAL MTRS CORP                       DEB SER CV C 33  370442717  $  829   301,760 PRN      SOLE                SOLE
HEALTH CARE REIT INC                    NOTE 4.750% 12/0 42217KAP1  $6,446     7,000 PRN      SOLE                SOLE
HECLA MNG CO                            6.5% CONV PFD    422704304  $  802    37,800 PRN      SOLE                SOLE
HERCULES OFFSHORE INC                   COM              427093109  $  246   155,400 SH       SOLE                SOLE
HOLOGIC INC                             FRNT 2.000% 12/1 436440AA9  $8,946    13,000 PRN      SOLE                SOLE
HORNBECK OFFSHORE SVCS INC N            FRNT 1.625% 11/1 440543AE6  $3,075     5,000 PRN      SOLE                SOLE
JDS UNIPHASE CORP                       NOTE 1.000% 5/1  46612JAD3  $2,884     4,577 PRN      SOLE                SOLE
LEGG MASON INC                          UNIT 99/99/9999  524901303  $1,168    64,021 PRN      SOLE                SOLE
NABORS INDS INC                         NOTE 0.940% 5/1  629568AP1  $4,881     5,500 PRN      SOLE                SOLE
NII HLDGS INC                           NOTE 3.125% 6/1  62913FAJ1  $6,332     9,000 PRN      SOLE                SOLE

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
                                                                                                      FORM 13F INFORMATION TABLE
               COLUMN 1                     COLUMN 2      COLUMN 3 COLUMN 4       COLUMN 5     COLUMN 6  COLUMN 7    COLUMN 8
--------------------------------------- ---------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                                                                  VOTING AUTHORITY
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------
           NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
OSI PHARMACEUTICALS INC                 NOTE 2.000% 12/1 671040AF0  $6,858     5,000 PRN      SOLE                SOLE
OSI PHARMACEUTICALS INC                 NOTE 3.250% 9/0  671040AD5  $5,539     6,199 PRN      SOLE                SOLE
PENN VA CORP                            NOTE 4.500% 11/1 707882AA4  $1,193     2,000 PRN      SOLE                SOLE
PROLOGIS                                NOTE 2.625% 5/1  743410AS1  $  769     1,500 PRN      SOLE                SOLE
PROTEIN DESIGN LABS INC                 NOTE 2.000% 2/1  74369LAF0  $4,302     5,000 PRN      SOLE                SOLE
REPUBLIC SERVICES/ALLIED WASTE INDS INC SDCV 4.250% 4/1  019589AD2  $2,148     2,350 PRN      SOLE                SOLE
SANDISK CORP                            NOTE 1.000% 5/1  80004CAC5  $6,615    10,800 PRN      SOLE                SOLE
HIGHLANDS ACQUISITION CORP              *W EXP 10/03/201 430880112  $    2    20,000 SH       SOLE                SOLE
SPORTS PPTYS ACQUISITION CORP           *W EXP 01/17/201 84920F115  $    1    20,000 SH       SOLE                SOLE
IDEATION ACQUISITION CORP               *W EXP 11/19/201 451665111  $    3    29,500 SH       SOLE                SOLE
KBL HEALTHCARE ACQUIS CORP I            *W EXP 07/18/201 48241N115  $    1    15,000 SH       SOLE                SOLE
TAILWIND FINL INC                       *W EXP 04/11/201 874023112  $    1    14,800 SH       SOLE                SOLE
HICKS ACQUISITION CO I INC              *W EXP 09/28/201 429086127  $    1    10,000 SH       SOLE                SOLE
VICTORY ACQUISITION CORP                *W EXP 04/24/201 92644D118  $    1     5,000 SH       SOLE                SOLE
ST MARY LD & EXPL CO                    NOTE 3.500% 4/0  792228AD0  $8,073    11,013 PRN      SOLE                SOLE
TECH DATA CORP                          DBCV 2.750% 12/1 878237AE6  $6,933     7,937 PRN      SOLE                SOLE
THERMO FISHER/APOGENT TECHNOLOGIES INC  DBCV 12/1        03760AAK7  $2,534     2,000 PRN      SOLE                SOLE
TRANSOCEAN INC                          NOTE 1.500% 12/1 893830AV1  $4,338     5,000 PRN      SOLE                SOLE
USEC INC                                NOTE 3.000% 10/0 90333EAC2  $2,927     5,204 PRN      SOLE                SOLE
WELLS FARGO & CO NEW                    PERP PFD CNV A   949746804  $  479     1,000 PRN      SOLE                SOLE
WESCO INTL INC                          NOTE 1.750% 11/1 95082PAG0  $3,588     5,012 PRN      SOLE                SOLE